DEBT - Fresnillo Obligation - Long term debt (Details) - Fresnillo obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DEBT
Beginning of the year	$ 22,800	$ 37,800
Interest capitalized during the year		473
Interest paid during the year	(1,064)	(1,856)
Principal repayments during the year	$ (22,800)	(15,000)
End of the year		22,800
Current		22,800
Total		$ 22,800